Fees to Auditors Appointed at the Annual General Meeting (Tables)	12 Months Ended
Dec. 31, 2024
Auditors Remuneration [Line Items]
Summary of fees to auditors

(DKK million)	2024	2023	2022

Audit fees	10.6	6.1	5.8
Audit-related fees	2.3	3.4	2.0
All other fees	-	0.1	-

Total	12.9	9.6	7.8

Parent Company | Reportable Legal Entities
Auditors Remuneration [Line Items]
Summary of fees to auditors

(DKK million)	2024	2023

Audit fees	10.4	6.1
Audit-related fees	2.3	3.4

Total	12.7	9.5